Intangible Assets, Net - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 99	$ 87	$ 86
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	2	2	6
Research and development
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	79	64	57
Selling, general and administrative
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 18	$ 21	$ 23